Gains (losses) on disposal and expenses of non-current assets held for sale not classified as discontinued operations (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gains Losses On Disposal And Expenses Of Non-current Assets Held For Sale Not Classified As Discontinued Operations
Reversal of provision for losses in other value and asset	R$ 48	R$ 77
Sale of assets received in the credit recovery processes with customers	101	R$ 24
Sale of assets received in the recovery of credits with clients	R$ 49		R$ 16
Constitution of a provision for losses in other values and assets			R$ 34